TWO ROADS SHARED TRUST

Affinity Small Cap Fund

Class A AISOX

Class C AISPX

Class I AISQX

Incorporated herein by reference is the definitive version of the prospectus for the Affinity Small Cap Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on December 27, 2017 (SEC Accession No. 0001580642-17-006764).